Mortgage Servicing Assets	12 Months Ended
Dec. 31, 2016
Mortgage Banking [Abstract]
Mortgage Servicing Assets

Note 6 – Mortgage Servicing Assets

The principal balance of loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of mortgage and other loans serviced for others were approximately $436 million and $406 million at December 31, 2016 and 2015, respectively. The carrying value of capitalized servicing rights, net of valuation allowances, is included in other assets. A summary of mortgage servicing rights follows:

	2016	2015	2014
	(dollars in thousands)
Beginning of year mortgage servicing rights:	$2,040	$2,072	$2,356
Amounts capitalized	983	657	386
Amortization	(752)	(689)	(709)
Impairment	—	—	39
End of year	$2,271	$2,040	$2,072

Note 6 – Mortgage Servicing Assets (Continued)

Amortization expense is estimated as follows:

Year ending December 31,
(dollars in thousands)
2017	$536
2018	465
2019	393
2020	320
2021	248
Thereafter	309
Total	$2,271

The amortization does not anticipate or pro-forma loan prepayments.

The fair value of mortgage servicing rights was $3.3 million at both December 31, 2016 and 2015. The key assumptions used to value mortgage servicing rights were as follows:

	2016	2015
Weighted average remaining life	262 months	257 months
Weighted average discount rate	14%	10%
Weighted average coupon	3.89%	3.95%
Weighted average prepayment speed	145%	171%